Net Interest Income - Summary of Interest Income Recognized on Impaired Loans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans and Receivables Category
Disclosure Of Financial Instruments Line Items [Line Items]
Interest income recognized on impaired loans	₩ 76,193	₩ 92,741	₩ 73,543